Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Basic Materials (4.6%)
	Steel Dynamics Inc.	2,032	256
	Dow Inc.	4,068	233
	Nucor Corp.	1,270	213
	Reliance Steel & Aluminum Co.	854	212
	Mosaic Co.	3,207	171
	Olin Corp.	2,949	170
	Olympic Steel Inc.	3,241	170
	CF Industries Holdings Inc.	1,785	153
	Freeport-McMoRan Inc.	3,642	149
	Commercial Metals Co.	2,803	145
	Chemours Co.	4,044	138
	LyondellBasell Industries NV Class A	1,426	137
	Mueller Industries Inc.	1,836	136
	UFP Industries Inc.	1,477	126
*	Univar Solutions Inc.	3,048	106
	Boise Cascade Co.	1,311	91
	AdvanSix Inc.	2,026	83
*	Clearwater Paper Corp.	2,008	77
	Huntsman Corp.	2,596	76
	American Vanguard Corp.	3,539	74
	Timken Co.	823	70
*	US Silica Holdings Inc.	4,899	59
	Westlake Corp.	416	50
	Fastenal Co.	556	29
*	Alto Ingredients Inc.	6,460	19
	Cabot Corp.	208	17
	Element Solutions Inc.	783	16
	Valvoline Inc.	412	14
			3,190
Consumer Discretionary (15.2%)
*	AutoZone Inc.	181	450
	H&R Block Inc.	8,342	307
*	Perdoceo Education Corp.	21,587	298
*	O'Reilly Automotive Inc.	350	291
*	AutoNation Inc.	1,978	270
	Scholastic Corp.	5,728	261
	Target Corp.	1,249	211
	Ethan Allen Interiors Inc.	6,692	198
[1]	Dillard's Inc. Class A	533	190
*	Deckers Outdoor Corp.	412	172
	Dick's Sporting Goods Inc.	1,339	172
	Lennar Corp. Class A	1,782	172

		Shares	Market Value ($000)
	Omnicom Group Inc.	1,870	169
*	Cars.com Inc.	8,659	166
	Signet Jewelers Ltd.	2,266	162
*	United Airlines Holdings Inc.	2,955	154
	Tapestry Inc.	3,451	150
	Tempur Sealy International Inc.	3,379	144
	Thor Industries Inc.	1,529	139
	eBay Inc.	3,009	138
	Oxford Industries Inc.	1,143	134
	Macy's Inc.	6,464	132
	Genuine Parts Co.	734	130
*	Capri Holdings Ltd.	2,630	130
	Murphy USA Inc.	495	126
*	American Axle & Manufacturing Holdings Inc.	14,222	125
	Walmart Inc.	873	124
*	Master Craft Boat Holdings Inc.	3,587	121
	Group 1 Automotive Inc.	537	119
	Movado Group Inc.	3,434	119
	BorgWarner Inc. (XNYS)	2,352	118
	Entravision Communications Corp. Class A	18,021	118
	Haverty Furniture Cos. Inc.	3,085	116
*	American Airlines Group Inc.	6,933	111
	LKQ Corp.	1,936	111
	Acushnet Holdings Corp.	2,169	105
	Nexstar Media Group Inc. Class A	562	105
*	NVR Inc.	20	104
	PVH Corp.	1,254	101
	Lowe's Cos. Inc.	486	100
*	Stride Inc.	2,346	100
	Monarch Casino & Resort Inc.	1,323	97
	Winnebago Industries Inc.	1,525	97
	PulteGroup Inc.	1,747	96
	Jack in the Box Inc.	1,213	95
	Williams-Sonoma Inc.	760	95
	Academy Sports & Outdoors Inc.	1,612	95
	Whirlpool Corp.	664	92
	Hibbett Inc.	1,270	91
	Lennar Corp. Class B	1,118	91
	Penske Automotive Group Inc.	629	91
*	Chico's FAS Inc.	15,688	90
*	Urban Outfitters Inc.	3,288	89
*	Asbury Automotive Group Inc.	376	85
	Strategic Education Inc.	999	85
	Dine Brands Global Inc.	1,094	84
*	BJ's Wholesale Club Holdings Inc.	1,143	82
*	M/I Homes Inc.	1,415	82
*	Brinker International Inc.	2,112	80
	Guess? Inc.	3,776	79
	La-Z-Boy Inc.	2,404	78
*	Green Brick Partners Inc.	2,403	75
*	Ulta Beauty Inc.	143	74
*	Booking Holdings Inc.	29	73
	Caleres Inc.	2,800	73
*	Bowlero Corp.	4,712	73
*	Skyline Champion Corp.	1,007	69
*	Adtalem Global Education Inc.	1,740	68
	Buckle Inc.	1,659	68
*	Cavco Industries Inc.	240	68

		Shares	Market Value ($000)
*	MarineMax Inc.	1,976	66
*	Golden Entertainment Inc.	1,587	65
	Ford Motor Co.	5,244	63
*	SeaWorld Entertainment Inc.	971	63
	Dana Inc.	3,883	62
*	ODP Corp.	1,370	62
	Gentex Corp.	2,058	59
	Best Buy Co. Inc.	646	54
	Rush Enterprises Inc. Class A	954	54
	Sonic Automotive Inc. Class A	936	53
*	Gentherm Inc.	825	52
	Bath & Body Works Inc.	1,202	49
*	Malibu Boats Inc. Class A	802	48
	Boyd Gaming Corp.	717	47
*	Meritage Homes Corp.	430	47
	Shoe Carnival Inc.	1,771	47
	Travel + Leisure Co.	1,059	44
	Century Communities Inc.	698	42
*	Crocs Inc.	342	42
*	Zumiez Inc.	1,717	40
	John Wiley & Sons Inc. Class A	792	35
*	Tri Pointe Homes Inc.	1,345	32
	Ralph Lauren Corp. Class A	261	31
	Tractor Supply Co.	125	29
	Upbound Group Inc.	998	27
	International Game Technology plc	988	26
*	Grand Canyon Education Inc.	181	21
	Garmin Ltd.	205	20
	News Corp. Class B	1,035	18
	Lithia Motors Inc. Class A	63	16
*	Mattel Inc.	809	15
*	Genesco Inc.	311	14
*	Dave & Buster's Entertainment Inc.	332	13
	PriceSmart Inc.	190	13
			10,447
Consumer Staples (7.1%)
	McKesson Corp.	1,468	514
	Ingles Markets Inc. Class A	5,013	448
	Altria Group Inc.	8,985	417
	CVS Health Corp.	4,252	355
	Philip Morris International Inc.	3,051	297
	Kroger Co.	5,555	240
	SpartanNash Co.	7,091	190
	Archer-Daniels-Midland Co.	2,233	178
	Weis Markets Inc.	2,322	177
	Kimberly-Clark Corp.	1,374	172
	General Mills Inc.	2,082	166
	PepsiCo Inc.	870	151
	Colgate-Palmolive Co.	1,899	139
	Molson Coors Beverage Co. Class B	2,518	134
	Cal-Maine Foods Inc.	2,312	131
	Campbell Soup Co.	2,409	127
*	Performance Food Group Co.	2,207	125
	Casey's General Stores Inc.	576	120
	Flowers Foods Inc.	4,280	119
	Coca-Cola Consolidated Inc.	200	111
	Vector Group Ltd.	7,899	105
	Nu Skin Enterprises Inc. Class A	2,590	103

		Shares	Market Value ($000)
	Kraft Heinz Co.	2,206	86
	AmerisourceBergen Corp.	534	83
*	Sprouts Farmers Market Inc.	2,539	77
	Kellogg Co.	977	64
	Edgewell Personal Care Co.	591	25
*	Monster Beverage Corp.	206	21
	J M Smucker Co.	131	19
			4,894
Energy (17.0%)
	EOG Resources Inc.	7,071	799
	Exxon Mobil Corp.	6,130	674
	ConocoPhillips	5,554	574
	Valero Energy Corp.	3,901	514
	Marathon Petroleum Corp.	4,113	508
	Pioneer Natural Resources Co.	2,254	452
	Occidental Petroleum Corp.	7,490	439
	Cheniere Energy Inc.	2,735	430
	Chevron Corp.	2,668	429
	Phillips 66	3,675	377
	Devon Energy Corp.	6,923	373
	Chord Energy Corp.	2,262	305
	Northern Oil and Gas Inc.	7,679	238
	CONSOL Energy Inc.	4,076	223
*	Antero Resources Corp.	7,131	187
	Ovintiv Inc. (XNYS)	4,236	181
*	Helix Energy Solutions Group Inc.	21,045	174
*	W&T Offshore Inc.	29,552	166
	Magnolia Oil & Gas Corp. Class A	6,555	143
*	Par Pacific Holdings Inc.	5,145	143
	Marathon Oil Corp.	5,522	139
*	Denbury Inc.	1,669	139
	SunCoke Energy Inc.	13,933	133
	EQT Corp.	3,977	132
	Helmerich & Payne Inc.	3,136	132
	Civitas Resources Inc.	1,887	132
	Range Resources Corp.	4,853	131
	Diamondback Energy Inc.	918	129
	PDC Energy Inc.	1,887	127
	Murphy Oil Corp.	3,240	126
	ChampionX Corp.	4,050	124
	Coterra Energy Inc.	4,890	122
*	Kosmos Energy Ltd.	14,982	118
	Matador Resources Co.	2,167	117
[1]	Arch Resources Inc.	711	112
	APA Corp.	2,892	111
	Patterson-UTI Energy Inc.	8,046	110
	Permian resources Corp. Class A	9,902	107
	Liberty Energy Inc. Class A	6,754	103
*,1	Earthstone Energy Inc. Class A	7,331	102
	Targa Resources Corp.	1,379	102
	Berry Corp.	10,600	100
*	SandRidge Energy Inc.	6,872	100
	Warrior Met Coal Inc.	2,572	98
*	REX American Resources Corp.	2,788	92
	RPC Inc.	10,192	89
	VAALCO Energy Inc.	17,484	82
	CVR Energy Inc.	2,548	81
[1]	Kinetik Holdings Inc. Class A	2,725	81

		Shares	Market Value ($000)
*	Expro Group Holdings NV	3,578	81
*	NOW Inc.	6,182	80
*	Talos Energy Inc.	4,472	80
[1]	Crescent Energy Inc. Class A	6,734	78
*	NexTier Oilfield Solutions Inc.	8,259	75
	HF Sinclair Corp.	1,470	73
	California Resources Corp.	1,713	72
	Solaris Oilfield Infrastructure Inc. Class A	7,507	67
	Comstock Resources Inc.	5,374	65
*	Southwestern Energy Co.	12,274	65
*	ProPetro Holding Corp.	7,264	64
*	Dril-Quip Inc.	1,841	63
*	SilverBow Resources Inc.	2,297	57
*	Gulfport Energy Corp.	827	55
	SM Energy Co.	1,582	47
	Delek US Holdings Inc.	1,584	40
*	TETRA Technologies Inc.	7,077	25
*	Newpark Resources Inc.	3,978	18
			11,705
Financials (17.0%)
	American International Group Inc.	7,400	452
	Aon plc Class A (XNYS)	1,437	437
	MetLife Inc.	4,046	290
	Jefferies Financial Group Inc.	6,188	234
	Travelers Cos. Inc.	1,180	218
	Wells Fargo & Co.	4,616	216
	Navient Corp.	11,280	204
	Ameriprise Financial Inc.	587	201
	First Financial Corp.	4,214	185
	First BanCorp (XNYS)	12,671	184
	Popular Inc.	2,480	177
	Allstate Corp.	1,352	174
	Primerica Inc.	894	172
	OFG Bancorp	5,620	171
	WesBanco Inc.	4,621	167
	CNO Financial Group Inc.	6,439	165
*	PRA Group Inc.	3,825	163
	American Equity Investment Life Holding Co.	3,892	162
	HarborOne Bancorp Inc.	11,630	159
*	Mr Cooper Group Inc.	3,294	153
*	Arch Capital Group Ltd.	2,188	153
	Provident Financial Services Inc.	6,425	150
	Principal Financial Group Inc.	1,657	148
	Nelnet Inc. Class A	1,563	147
	Unum Group	3,202	143
	Discover Financial Services	1,244	139
	Dime Community Bancshares Inc.	4,296	132
[1]	Voya Financial Inc.	1,724	128
	LPL Financial Holdings Inc.	495	124
	MGIC Investment Corp.	8,861	122
	OneMain Holdings Inc.	2,798	121
	State Street Corp.	1,341	119
	Assured Guaranty Ltd.	1,902	119
	City Holding Co.	1,199	118
	Morgan Stanley	1,215	117
	Hartford Financial Services Group Inc.	1,457	114
	Essent Group Ltd.	2,606	112
	Employers Holdings Inc.	2,451	109

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	2,708	108
	Radian Group Inc.	5,054	108
	SLM Corp.	7,503	108
	Chubb Ltd.	513	108
	Comerica Inc.	1,513	106
	Bank of New York Mellon Corp.	2,065	105
*	Encore Capital Group Inc.	2,025	105
	Trustmark Corp.	3,556	105
	First Citizens BancShares Inc. Class A	137	101
	TrustCo Bank Corp. NY	2,707	101
	Old Second Bancorp Inc.	5,971	99
	Flushing Financial Corp.	5,055	98
	White Mountains Insurance Group Ltd.	65	94
	Associated Banc-Corp.	4,006	93
	Federal Agricultural Mortgage Corp. Class C	650	92
	Aflac Inc.	1,349	92
	Enterprise Financial Services Corp.	1,664	91
	Hope Bancorp Inc.	7,069	91
	Great Southern Bancorp Inc.	1,546	90
*	NMI Holdings Inc. Class A	3,807	89
	Hancock Whitney Corp.	1,781	88
	Zions Bancorp NA	1,738	88
	1st Source Corp.	1,745	87
	S&T Bancorp Inc.	2,280	85
	Stifel Financial Corp.	1,260	84
	NBT Bancorp Inc.	2,043	83
	Equitable Holdings Inc.	2,592	81
	Amalgamated Financial Corp.	3,440	81
	Washington Federal Inc.	2,284	80
	Federated Hermes Inc.	2,007	79
	Affiliated Managers Group Inc.	488	78
	Berkshire Hills Bancorp Inc.	2,648	77
	Oppenheimer Holdings Inc. Class A	1,721	76
	International Bancshares Corp.	1,491	72
	BankUnited Inc.	1,929	68
	Byline Bancorp Inc.	2,774	68
	PennyMac Financial Services Inc.	1,087	66
	Park National Corp.	505	65
	Washington Trust Bancorp Inc.	1,538	65
	BancFirst Corp.	696	63
	Hanmi Financial Corp.	2,664	63
	Kearny Financial Corp.	6,200	62
	Premier Financial Corp.	2,472	61
	BOK Financial Corp.	567	59
	First Commonwealth Financial Corp.	3,659	59
	Cathay General Bancorp	1,333	57
	Raymond James Financial Inc.	517	56
	First Financial Bancorp	2,249	55
	Preferred Bank	779	55
	Enact Holdings Inc.	2,282	55
	First Busey Corp.	2,187	53
	Heritage Financial Corp.	1,878	52
	Northwest Bancshares Inc.	3,732	52
	Loews Corp.	772	47
	Home BancShares Inc.	1,919	46
	HomeStreet Inc.	1,821	46
	Peapack-Gladstone Financial Corp.	1,170	43
	Bank of NT Butterfield & Son Ltd.	1,190	43

		Shares	Market Value ($000)
	East West Bancorp Inc.	487	37
	Hanover Insurance Group Inc.	268	37
	Regions Financial Corp.	1,563	36
	Evercore Inc. Class A	269	35
	ServisFirst Bancshares Inc.	465	34
	Walker & Dunlop Inc.	373	33
	Ally Financial Inc.	1,064	32
	QCR Holdings Inc.	595	32
	Lakeland Financial Corp.	396	28
*	Brighthouse Financial Inc.	445	26
	Safety Insurance Group Inc.	291	23
	Atlantic Union Bankshares Corp.	587	22
	FNB Corp.	1,557	22
	Southside Bancshares Inc.	584	22
	Diamond Hill Investment Group Inc.	121	21
	First Hawaiian Inc.	698	19
	Piper Sandler Cos.	121	18
	UMB Financial Corp.	194	18
	Artisan Partners Asset Management Inc. Class A	500	17
	Banner Corp.	262	17
*	Axos Financial Inc.	327	16
	Bank OZK	356	16
*	Credit Acceptance Corp.	36	16
	Tompkins Financial Corp.	210	16
	WSFS Financial Corp.	329	16
	Huntington Bancshares Inc.	1,010	15
	Virtu Financial Inc. Class A	837	15
			11,720
Health Care (13.0%)
*	Regeneron Pharmaceuticals Inc.	811	617
	Bristol-Myers Squibb Co.	7,908	545
	AbbVie Inc.	3,262	502
	Elevance Health Inc.	1,048	492
	Gilead Sciences Inc.	5,569	449
	Merck & Co. Inc.	4,215	448
	Humana Inc.	886	439
	Cigna Group	1,450	424
*	Vertex Pharmaceuticals Inc.	1,443	419
	HCA Healthcare Inc.	1,667	406
	Pfizer Inc.	9,912	402
	UnitedHealth Group Inc.	764	364
	Johnson & Johnson	2,019	309
	Amgen Inc.	1,268	294
*	Moderna Inc.	2,058	286
*	Hologic Inc.	2,627	209
	Cardinal Health Inc.	2,659	201
*	Catalyst Pharmaceuticals Inc.	12,131	185
*	Lantheus Holdings Inc.	2,072	153
*	United Therapeutics Corp.	593	146
	Eli Lilly & Co.	451	140
*	Centene Corp.	1,969	135
*	Biogen Inc.	487	131
*	Molina Healthcare Inc.	462	127
	Premier Inc. Class A	3,900	126
*	Henry Schein Inc.	1,485	116
*	Medpace Holdings Inc.	531	103
*	Incyte Corp.	1,331	102
*	Jazz Pharmaceuticals plc	637	89

		Shares	Market Value ($000)
	SIGA Technologies Inc.	12,911	88
	Quest Diagnostics Inc.	526	73
*	Shockwave Medical Inc.	368	70
*	AbCellera Biologics Inc.	6,192	52
*	Corcept Therapeutics Inc.	1,733	36
*	QuidelOrtho Corp.	399	35
*	Tenet Healthcare Corp.	582	34
*	Computer Programs and Systems Inc.	1,054	32
	West Pharmaceutical Services Inc.	96	30
*	NextGen Healthcare Inc.	1,577	29
*	ModivCare Inc.	213	21
*	Acadia Healthcare Co. Inc.	259	19
*	Exelixis Inc.	1,127	19
	Laboratory Corp. of America Holdings	75	18
	LeMaitre Vascular Inc.	359	18
			8,933
Industrials (15.3%)
	American Express Co.	2,235	389
*	Builders FirstSource Inc.	3,221	273
	Northrop Grumman Corp.	506	235
	United Rentals Inc.	467	219
*	Atkore Inc.	1,344	196
	Paychex Inc.	1,769	195
	EMCOR Group Inc.	1,009	169
	Lockheed Martin Corp.	326	155
	Ryder System Inc.	1,583	155
	FedEx Corp.	726	148
	Louisiana-Pacific Corp.	2,499	146
	Moog Inc. Class A	1,459	144
	Carlisle Cos. Inc.	543	140
*	Titan Machinery Inc.	3,063	140
	Allison Transmission Holdings Inc.	2,925	139
	Encore Wire Corp.	715	138
	PACCAR Inc.	1,894	137
	Eaton Corp. plc	761	133
	United Parcel Service Inc. Class B (XNYS)	708	129
*	AMN Healthcare Services Inc.	1,428	129
	Applied Industrial Technologies Inc.	898	128
	Quanta Services Inc.	782	126
	Genco Shipping & Trading Ltd.	6,625	126
	Crane Holdings Co.	1,052	126
*	Hub Group Inc. Class A	1,364	125
	Synchrony Financial	3,490	125
	Insperity Inc.	975	121
	AGCO Corp.	858	121
*	Modine Manufacturing Co.	4,846	118
*	Saia Inc.	430	116
	Ardmore Shipping Corp.	6,332	115
	Automatic Data Processing Inc.	515	113
	Resources Connection Inc.	6,279	113
	Owens Corning	1,128	110
*	MYR Group Inc.	896	108
[1]	Golden Ocean Group Ltd.	10,304	107
	Ennis Inc.	4,764	104
	Regal Rexnord Corp.	661	104
	Cummins Inc.	422	103
	Schneider National Inc. Class B	3,667	103
	Scorpio Tankers Inc.	1,661	100

		Shares	Market Value ($000)
	Accenture plc Class A	374	99
*	Aersale Corp.	4,895	97
	Hubbell Inc. Class B	383	96
	Greif Inc. Class A	1,330	95
*	XPO Inc.	2,841	95
	Covenant Logistics Group Inc. Class A	2,715	94
	ArcBest Corp.	970	93
	Myers Industries Inc.	3,617	93
	Apogee Enterprises Inc.	2,021	92
	Wabash National Corp.	3,335	91
	Barrett Business Services Inc.	935	90
	Dorian LPG Ltd.	4,107	90
*	Zebra Technologies Corp. Class A	298	89
*	GMS Inc.	1,455	88
	Badger Meter Inc.	703	86
	Deere & Co.	200	84
	Quanex Building Products Corp.	3,255	84
*	AAR Corp.	1,549	84
	Marten Transport Ltd.	3,756	83
	Snap-on Inc.	334	83
*	WEX Inc.	433	83
	Old Dominion Freight Line Inc.	220	75
	Belden Inc.	853	72
	General Dynamics Corp.	315	72
*	Cross Country Healthcare Inc.	2,677	71
	Triton International Ltd.	1,023	71
	Crown Holdings Inc.	796	69
	JB Hunt Transport Services Inc.	384	69
	Knight-Swift Transportation Holdings Inc.	1,207	69
	Watts Water Technologies Inc. Class A	380	67
	Brunswick Corp.	739	65
	WW Grainger Inc.	94	63
	Kforce Inc.	1,003	63
	Matson Inc.	915	61
	Textainer Group Holdings Ltd.	1,852	61
*	Beacon Roofing Supply Inc.	902	59
	Acuity Brands Inc.	288	56
*	TrueBlue Inc.	3,010	56
	Simpson Manufacturing Co. Inc.	508	55
	Landstar System Inc.	301	54
*	CoreCivic Inc.	5,469	53
	Korn Ferry	903	50
*	TriNet Group Inc.	608	50
	Franklin Electric Co. Inc.	516	49
	Kadant Inc.	215	46
*	Teekay Tankers Ltd. Class A	969	44
	CRA International Inc.	342	43
	Deluxe Corp.	2,269	42
	Expeditors International of Washington Inc.	393	41
	Graphic Packaging Holding Co.	1,693	40
	Watsco Inc.	132	40
	nVent Electric plc	876	40
	Kelly Services Inc. Class A	2,310	39
*	O-I Glass Inc.	1,739	39
	Valmont Industries Inc.	115	37
	Werner Enterprises Inc.	789	37
	Packaging Corp. of America	264	36
	Johnson Controls International plc	578	36

		Shares	Market Value ($000)
*	Masonite International Corp.	380	34
	Berry Global Group Inc.	510	32
*	MasTec Inc.	326	32
	Heartland Express Inc.	1,937	31
*	Sterling Infrastructure Inc.	782	30
*	Franklin Covey Co.	594	28
*	Conduent Inc.	6,666	27
*	FTI Consulting Inc.	146	27
	Textron Inc.	373	27
	Costamare Inc.	2,586	27
	Caterpillar Inc.	107	26
	H&E Equipment Services Inc.	462	26
	Primoris Services Corp.	950	26
*	Generac Holdings Inc.	206	25
	ITT Inc.	264	24
	Zurn Elkay Water Solutions Corp.	1,036	24
	Comfort Systems USA Inc.	150	22
	AECOM	243	21
*	Construction Partners Inc. Class A	762	21
	Jack Henry & Associates Inc.	129	21
	Robert Half International Inc.	266	21
	ABM Industries Inc.	403	20
	Shyft Group Inc.	771	20
	Parker-Hannifin Corp.	55	19
	Standex International Corp.	161	19
*	ASGN Inc.	214	19
*	WESCO International Inc.	111	18
	McGrath RentCorp.	153	16
	Sonoco Products Co.	276	16
	ManpowerGroup Inc.	177	15
	Western Union Co.	1,099	14
*	Air Transport Services Group Inc.	594	12
	ADT Inc.	1,640	12
			10,552
Real Estate (0.3%)
	RE/MAX Holdings Inc. Class A	2,989	55
*	Anywhere Real Estate Inc.	7,545	44
*	GEO Group Inc.	4,482	39
	St. Joe Co.	779	34
	Newmark Group Inc. Class A	2,539	20
			192
Technology (8.2%)
	International Business Machines Corp.	2,497	323
	Oracle Corp.	3,482	304
	Broadcom Inc.	381	226
	Jabil Inc.	2,670	222
*	Cadence Design Systems Inc.	1,091	211
	KLA Corp.	541	205
	HP Inc.	6,813	201
	Cognizant Technology Solutions Corp. Class A	2,962	186
*	ON Semiconductor Corp.	2,376	184
	Amdocs Ltd.	1,944	178
*	Cirrus Logic Inc.	1,618	166
*	Axcelis Technologies Inc.	1,268	163
	Apple Inc.	1,040	153
*	Super Micro Computer Inc.	1,433	140
*	GLOBALFOUNDRIES Inc.	2,052	134

		Shares	Market Value ($000)
	Amkor Technology Inc.	5,085	131
*	Onto Innovation Inc.	1,392	115
*	Photronics Inc.	6,388	113
*	Arrow Electronics Inc.	935	110
*	NetScout Systems Inc.	3,806	108
	Vishay Intertechnology Inc.	5,092	108
*	Sanmina Corp.	1,762	107
	Hewlett Packard Enterprise Co.	6,495	101
	Hackett Group Inc.	5,319	99
*	Autodesk Inc.	490	97
	Adeia Inc.	9,707	96
	Texas Instruments Inc.	534	92
*	Cohu Inc.	2,426	90
*	Diodes Inc.	954	87
*	Alphabet Inc. Class C	938	85
	Avnet Inc.	1,759	79
	Applied Materials Inc.	661	77
*	DXC Technology Co.	2,609	72
*	Consensus Cloud Solutions Inc.	1,742	71
*	Pure Storage Inc. Class A	2,433	69
	CSG Systems International Inc.	1,207	68
*	Avid Technology Inc.	1,947	57
	PC Connection Inc.	1,235	54
	A10 Networks Inc.	3,439	52
*	Rambus Inc.	1,178	52
	TD SYNNEX Corp.	494	48
*	Lattice Semiconductor Corp.	489	42
	CTS Corp.	887	38
*	Semtech Corp.	1,186	37
	Methode Electronics Inc.	734	36
	Xerox Holdings Corp.	2,060	34
*	Box Inc. Class A	895	30
*	ePlus Inc.	558	30
*	Manhattan Associates Inc.	192	28
*	Plexus Corp.	250	24
	Shutterstock Inc.	302	23
*	TechTarget Inc.	534	20
*	PDF Solutions Inc.	507	19
	Microchip Technology Inc.	205	17
	Concentrix Corp.	126	17
*	Western Digital Corp.	391	15
*	MaxLinear Inc.	375	13
			5,657
Telecommunications (0.5%)
*	Extreme Networks Inc.	7,369	138
	AT&T Inc.	5,496	104
	Cisco Systems Inc.	1,308	63
	Adtran Holdings Inc.	1,270	22
*	Aviat Networks Inc.	555	20
*	WideOpenWest Inc.	1,752	19
			366
Utilities (0.1%)
*	Heritage-Crystal Clean Inc.	1,352	49
Total Common Stocks (Cost $55,217)			67,705

		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $1,787)	17,874	1,787
Total Investments (100.9%) (Cost $57,004)			69,492
Other Assets and Liabilities—Net (-0.9%)			(634)
Net Assets (100%)			68,858
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $721,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $744,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2023	57	1,133	(26)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.